Supplement to the
Fidelity Advisor® Dividend Growth Fund
Class Z
August 9, 2013
Prospectus

Effective January 1, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Ramona Persaud (portfolio manager) has managed the fund since January 2014.

Effective January 1, 2014, the following information replaces the biographical information found in the "Fund Management" section on page 18.

Ramona Persaud is portfolio manager of the fund, which she has managed since January 2014. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

ADGFZ-13-02  December 17, 2013
1.9585810.101

Supplement to the
Fidelity Advisor® Dividend Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

Effective January 1, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Ramona Persaud (portfolio manager) has managed the fund since January 2014.

Effective January 1, 2014, the following information replaces the biographical information found in the "Fund Management" section on page 22.

Ramona Persaud is portfolio manager of the fund, which she has managed since January 2014. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

ADGF-13-03  December 17, 2013
1.756194.129

Supplement to the
Fidelity Advisor® Dividend Growth Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

Effective January 1, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Ramona Persaud (portfolio manager) has managed the fund since January 2014.

Effective January 1, 2014, the following information replaces the biographical information found in the "Fund Management" section on page 21.

Ramona Persaud is portfolio manager of the fund, which she has managed since January 2014. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

ADGFI-13-03  December 17, 2013
1.756195.122